Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001140536
Registrant Name	WILLIS TOWERS WATSON PLC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES